Earnings per share	6 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Earnings per share

6   Earnings per share

	Six months ended 30 September
	2024	2023
	Millions	Millions
Weighted average number of shares for basic earnings per share	26,718	27,033
Effect of dilutive potential shares: restricted shares and share options	110	—
Weighted average number of shares for diluted earnings per share	26,828	27,033

Earnings per share attributable to owners of the parent during the period
	Six months ended 30 September
		Re-presented[1]
	2024	2023
	€m	€m
Profit/(loss) for earnings per share from continuing operations attributable to owners	1,048	(107)
Profit/(loss) for earnings per share from discontinued operations attributable to owners	16	(239)
Profit/(loss) for basic and diluted earnings per share	1,064	(346)

		Re-presented[1]
	eurocents	eurocents
Basic earnings/(loss) per share from continuing operations	3.92	(0.40)
Basic earnings/(loss) per share from discontinued operations	0.06	(0.88)
Basic earnings/(loss) per share	3.98	(1.28)

		Re-presented[1]
	eurocents	eurocents
Diluted earnings/(loss) per share from continuing operations	3.91	(0.40)
Diluted earnings/(loss) per share from discontinued operations	0.06	(0.88)
Diluted earnings/(loss) per share	3.97	(1.28)

Note:

1.

The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.